Premises, equipment and computer software (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of premise, equipment, and computer software

	December 31, 2017			December 31, 2016
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	9,008	—	9,008	9,008	—	9,008
Buildings	139,534	(59,110)	80,424	137,110	(58,606)	78,504
Equipment	20,000	(15,997)	4,003	28,837	(25,637)	3,200
Computer hardware and software in use	165,251	(102,449)	62,802	170,138	(98,452)	71,686
Computer software in development	8,553	—	8,553	5,375	—	5,375
Total	342,346	(177,556)	164,790	350,468	(182,695)	167,773

	Year ended
Depreciation charged to operating expenses	December 31, 2017	December 31, 2016	December 31, 2015
Buildings (included in Property expense)	3,781	4,058	4,183
Equipment (included in Property expense)	1,336	1,462	1,605
Computer hardware and software (included in Technology and communication expense)	18,382	18,757	19,076
Total depreciation charged to operating expenses	23,499	24,277	24,864
Impairment of buildings' carrying value (included in Impairment of fixed assets)	—	—	—